Noncontrolling Interests - Schedule of Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Beginning balance	$ 10,527	$ 15,040
Noncontrolling interests' share of loss	(335,624)	(146,162)
Noncontrolling interests' share of other comprehensive income (loss)	(10,344)	4,776
Common share investments funded on behalf of noncontrolling interest	105,400	535,626
Funded amounts repayable to the Company	(105,400)	(535,626)
Other changes in noncontrolling interest		69,239
Changes in noncontrolling interests arising from changes in ownership interests	2,322	67,634
Ending balance	(386,578)	10,527
Disposal of subsidiary	(53,459)
Oyu Tolgoi [Member]
Beginning balance	(334,601)	(367,599)
Noncontrolling interests' share of loss	(174,387)	(47,509)
Noncontrolling interests' share of other comprehensive income (loss)	(3,986)	11,268
Common share investments funded on behalf of noncontrolling interest	105,400	535,626
Funded amounts repayable to the Company	(105,400)	(535,626)
Other changes in noncontrolling interest		69,239
Changes in noncontrolling interests arising from changes in ownership interests
Ending balance	(512,974)	(334,601)
Disposal of subsidiary
SouthGobi Resources Ltd. [Member]
Beginning balance	246,748	281,771
Noncontrolling interests' share of loss	(123,917)	(51,736)
Noncontrolling interests' share of other comprehensive income (loss)	2,594	(7,012)
Common share investments funded on behalf of noncontrolling interest
Funded amounts repayable to the Company
Other changes in noncontrolling interest
Changes in noncontrolling interests arising from changes in ownership interests	971	23,725
Ending balance	126,396	246,748
Disposal of subsidiary
Discontinued Operations [Member]
Beginning balance	98,380	100,868
Noncontrolling interests' share of loss	(37,320)	(46,917)
Noncontrolling interests' share of other comprehensive income (loss)	(8,952)	520
Common share investments funded on behalf of noncontrolling interest
Funded amounts repayable to the Company
Other changes in noncontrolling interest
Changes in noncontrolling interests arising from changes in ownership interests	1,351	43,909
Ending balance		98,380
Disposal of subsidiary	$ (53,459)